INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended			213 Months Ended	216 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Oct. 31, 2013
Cash Flows From Operating Activities:
Net income/(loss)	$ 530,094	$ (656,199)	$ (8,554,322)	$ (9,490,278)	$ (21,675,867)	$ (362,727,882)	$ (362,197,788)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	101,995	117,027	463,718	612,658	742,961	10,372,258	10,474,253
Minority interest share of loss						(3,038,185)	(3,038,185)
Reduction of notes receivable - common stock in exchange for services rendered						423,882	423,882
Write-off of uncollectible notes receivable - common stock						391,103	391,103
Write-off of deferred offering costs						3,406,196	3,406,196
Write-off of abandoned patents				440,780		1,353,976	1,353,976
Gain on disposal of property and equipment	(188,869)	(994,125)	(1,037,485)	(2,027,939)	35,878	(3,028,635)	(3,217,504)
Loss on extinguishment of debt						14,134,068	14,134,068
Common stock issued as employee compensation						4,011,938	4,011,938
Amortization of options and option modifications as stock compensation	262,871	9,993	837,754	602,384	936,465	4,248,980	4,511,851
Common stock issued for services rendered	168,500	114,250	392,421	699,445	1,990,005	14,899,700	15,068,200
Amortization of prepaid services in conjunction with common stock issuance						138,375	138,375
Non-cash compensation expense						45,390	45,390
Stock options and warrants issued for services rendered						7,956,723	7,956,723
Issuance of warrants as additional exercise right inducement						21,437,909	21,437,909
Preferred stock issued for services rendered						100	100
Treasury stock redeemed for non-performance of services						(138,000)	(138,000)
Amortization of deferred debt issuance costs and loan origination fees						2,405,629	2,405,629
Amortization of discount on convertible debentures						38,345,592	38,345,592
Common stock issued for interest on convertible debentures & preferred stock	151,200	188,514	886,950	485,190		2,129,654	2,280,854
Interest on short-term advance						22,190	22,190
Founders' shares transferred for services rendered						353,506	353,506
Fees in connection with refinancing of debt						113,274	113,274
Warrant repricing costs						3,198,604	3,198,604
Change in fair value of derivative liabilities	(1,877,287)	(358,714)	3,140,259	1,081,440	(2,220,916)	3,856,236	1,978,949 [1]
Changes in operating assets and liabilities (excluding the effects of acquisition):
Accounts receivable				8,470	62,200	(15,047)	(15,047)
Miscellaneous receivables						43,812	43,812
Inventory				716,392	1,197,768	(20,091)	(20,091)
Other current assets	(10,617)	85,452	124,197	20,946	116,171	(58,751)	(69,368)
Accounts payable and accrued expenses	(129,974)	559,973	123,556	(1,218,616)	1,811,120	15,147,496	15,017,522
Deferred revenue	(984)	(20,769)	(38,282)	(105,395)	(28,152)	219,050	218,066
Other, net						110,317	110,317
Net Cash Used in Operating Activities	(993,071)	(954,598)	(3,661,234)	(8,043,979)	(16,931,368)	(220,260,632)	(221,253,703)
Cash Flows From Investing Activities:
Purchase of property and equipment				(2,416)	(52,383)	(4,809,439)	(4,809,439)
Proceeds from sale of property and equipment	883,780	1,579,189	1,764,008	4,953,325		6,717,333	7,601,113
Costs incurred for patents	(14,732)	(23,475)	(78,948)	(173,775)	(234,984)	(2,918,994)	(2,933,726)
Change in restricted cash						512,539	512,539
Proceeds from maturity of short term investments						195,242,918	195,242,918
Purchases of short-term investments						(195,242,918)	(195,242,918)
Cash received in conjunction with merger						82,232	82,232
Advances to Antigen Express, Inc.						(32,000)	(32,000)
Increase in officers' loans receivable						(1,126,157)	(1,126,157)
Change in deposits						(652,071)	(652,071)
Change in notes receivable - common stock						(91,103)	(91,103)
Change in due from related parties						(2,222,390)	(2,222,390)
Other, net						89,683	89,683
Net Cash Provided By (Used in) Investing Activities	869,048	1,555,714	1,685,060	4,777,134	(287,367)	(4,450,367)	(3,581,319)
Cash Flows From Financing Activities:
Proceeds from short-term advance						325,179	325,179
Repayment of short-term advance						(347,369)	(347,369)
Proceeds from issuance of long-term debt			829,038	3,561,688		6,396,335	6,396,335
Repayment of long-term debt	(612,130)	(1,534,577)	(1,833,265)	(4,821,511)	(116,632)	(8,895,964)	(9,508,094)
Repayment of obligations under capital lease					(7,818)	(83,002)	(83,002)
Change in due to related parties						154,541	154,541
Proceeds from exercise of warrants	65,000		1,845,204	30,000		47,573,485	47,638,485
Proceeds from exercise of stock options			5,181	1,300	577	5,008,974	5,008,974
Proceeds from minority interest investment						3,038,185	3,038,185
Proceeds from issuance of preferred stock		725,000	2,615,000	1,975,000	2,315,000	18,920,000	18,920,000
Redemption of SVR preferred stock						(100)	(100)
Proceeds from issuance of convertible debentures, net						40,704,930	40,704,930
Payment of costs associated with convertible debentures						(722,750)	(722,750)
Repayments of convertible debentures						(5,142,424)	(5,142,424)
Purchase of treasury stock						(483,869)	(483,869)
Proceeds from issuance of common stock, net					3,939,000	120,576,242	120,576,242
Purchase and retirement of common stock						(497,522)	(497,522)
Net Cash Provided by Financing Activities	(547,130)	(809,577)	3,461,158	746,477	6,130,127	226,524,871	225,977,741
Effect of Exchange Rates on Cash	(3,607)	(817)	(22,339)	(32,120)	6,535	(104,918)	(108,525)
Net (Decrease) Increase in Cash and Cash Equivalents	(674,760)	(209,278)	1,462,645	(2,552,488)	(11,082,073)	1,708,954	1,034,194
Cash and Cash Equivalents, Beginning of Period	1,708,954	246,309	246,309	2,798,797	13,880,870
Cash and Cash Equivalents, End of Period	1,034,194	37,031	1,708,954	246,309	2,798,797	1,708,954	1,034,194
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for Interest	35,541	117,975	327,722	592,525	208,906
Cash paid during the period for Income taxes

[1]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995